UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-3807

SunAmerica Money Market Funds, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

SunAmerica Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2006 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 97.5%
ASSET-BACKED COMMERCIAL PAPER — 41.8%
Amstel Funding Corp.
5.19% due 11/22/06*	$24,231,000	$24,052,842
5.23% due 01/26/06*	20,000,000	19,662,956
5.29% due 11/15/06*	24,000,000	23,844,827
Amsterdam Funding Corp.
5.46% due 11/12/06	10,000,000	10,006,829
Apreco, LLC
5.25% due 12/08/06*	38,000,000	37,628,708
Cancara Asset Security, LLC
5.24% due 01/05/07*	33,605,000	33,140,761
5.28% due 10/16/06+*	25,000,000	25,000,000
Charta, LLC
5.28% due 11/08/06*	24,000,000	23,869,883
Clipper Receivables Co, LLC
5.26% due 10/18/06*	35,000,000	34,918,178
Dorada Finance, Inc.
5.24% due 01/23/07*	23,000,000	22,621,701
Falcon Asset Securitization Co., LLC
5.25% due 11/21/06*	25,000,000	24,817,708
Fountain Square Commercial Funding Corp.
5.25% due 01/18/07*	4,200,000	4,133,850
5.30% due 01/08/07*	3,160,000	3,114,408
5.35% due 10/12/06*	13,000,000	12,980,681
Kitty Hawk Funding Corp
5.26% due 10/26/06*	24,000,000	23,950,813
5.27% due 10/16/06*	24,000,000	23,915,840
Galaxy Funding, Inc.
5.27% due 11/24/06*	24,000,000	23,813,793
5.28% due 11/10/06*	15,000,000	14,914,200
Jupiter Securitization Co., LLC
5.26% due 10/17/06*	24,000,000	23,947,400
Old Line Funding, LLC
5.26% due 10/23/06*	35,000,000	34,892,710
5.44% due 10/02/06*	1,010,000	1,010,000
Ranger Funding Co., LLC
5.25% due 10/24/06*	23,714,000	23,637,918
5.26% due 10/05/06*	15,000,000	14,993,425
5.26% due 11/02/06*	25,000,000	24,886,764
Sedna Finance, Inc.
5.27% due 11/30/06*	23,000,000	22,801,350
Sheffield Receivables
5.27% due 10/16/06*	18,000,000	17,963,110
5.27% due 10/20/06*	25,000,000	24,934,188
5.37% due 10/02/06*	30,000,000	30,000,000
Surrey Funding Corp.
5.27% due 10/13/06*	24,000,000	23,961,353
Sydney Capital Corp.
5.26% due 10/17/06*	24,000,000	23,947,400
White Pine Finance, LLC
5.04% due 10/31/06*	14,000,000	13,943,160
Windmill Funding Corp.
5.27% due 10/03/06*	24,000,000	23,996,487

Total Asset-Backed Commercial Paper
(amortized cost $691,303,243)		691,303,243

CERTIFICATES OF DEPOSIT — 19.4%
BNP Paribas Inc.
5.08% due 12/13/06	25,000,000	24,980,487
Barclays Bank, PLC
5.31% due 04/19/07	200,000	199,815
Citibank NY
5.35% due 11/13/06	25,000,000	25,000,000
Caylon NY
5.08% due 12/13/06	23,000,000	22,989,834
Deutshe Bank
5.14% due 10/23/06	60,000,000	59,997,876
5.18% due 10/04/06+	15,000,000	15,000,000
Dexia Credit Local NY
5.27% due 10/03/06+	24,000,000	23,999,990
First Tennessee Bank
5.32% due 10/10/06	24,000,000	24,000,000
5.33% due 12/20/06	23,000,000	23,000,000
5.35% due 11/16/06	24,000,000	24,000,000
Fortis Bank NY
5.14% due 10/23/06	30,000,000	30,000,073
HBOS Treasury Services NY
5.22% due 04/03/07	200,000	199,730
Svenska Handelsbank, Inc.
4.90% due 02/08/07	19,000,000	19,000,000
5.65% due 07/20/07	29,000,000	29,037,208

Total Certificates of Deposit
(amortized cost $321,405,013)		321,405,013

COMMERCIAL PAPER — 19.7%
Bank of America Corp
5.20% due 03/21/07	40,000,000	39,017,589
5.27% due 10/13/06*	24,000,000	23,961,339
Bear Stearns Co., Inc.
5.08% due 10/10/06*	16,000,000	15,981,938
5.26% due 12/29/06*	28,000,000	27,639,982
5.28% due 10/23/06*	25,000,000	24,923,000
Cafco LLC
5.27% due 11/16/06*	25,000,000	24,835,313
Citigroup Funding, Inc.
5.07% due 10/24/06*	35,000,000	34,891,558
Dexia Delaware, LLC
5.26% due 11/10/06	4,500,000	4,474,358
General Electric Capital Corp.
5.25% due 01/16/07*	27,000,000	26,582,625
Giro Balanced Funding Corp
5.27% due 12/20/06*	25,409,000	25,115,152
HBOS Treasury Services
5.27% due 11/21/06	7,000,000	6,948,764
5.27% due 11/27/06	23,000,000	22,811,451
Royal Bank of Canada
5.01% due 10/23/06	24,000,000	23,929,860
5.04% due 02/02/07	400,000	399,269
5.23% due 02/06/07	24,000,000	23,557,617

Total Commercial Paper
(amortized cost $325,069,815)		325,069,815

MEDIUM TERM NOTES — 13.2%
Beta Finance Inc.
5.34% due 10/16/06+	36,000,000	36,012,033
Cheyne Finance, LLC
5.32% due 12/06/06+	37,000,000	36,995,718
HBOS PLC
3.13% due 01/12/07+	25,000,000	24,838,880
Merrill Lynch & Co.
5.34% due 10/16/06*+	21,000,000	21,000,000
Sedna Finance, Inc.
5.30% due 10/02/06*	19,000,000	18,999,682
Sigma Finance, Inc.
5.29% due 10/16/06*+	25,000,000	24,999,490
5.32% due 12/18/06*+	37,000,000	36,998,221
Wells Fargo & Co.
5.32% due 10/03/06+	19,000,000	19,000,000

Total Medium Term Notes
(amortized cost $218,844,024)		218,844,024

TAXABLE MUNICIPAL MEDIUM TERM NOTES — 0.6%
Illinois Student Assistance Commission (LOC - Bank America)
5.32% due 10/04/06+
(amortized cost $10,000,000)	10,000,000	10,000,000

U.S. GOVERNMENT AGENCIES — 2.8%
Agency for International Development Panama
5.45% due 07/05/06+	2,476,179	2,483,432
Federal Home Loan Banks
5.30% due 10/16/07	20,690,000	20,690,000
5.40% due 11/28/06	24,000,000	24,000,000

Total U.S. Government Agencies
(amortized cost $47,173,432)		47,173,432

Total Short-Term Investment Securities — 97.5%
(amortized cost $1,613,795,527)		1,613,795,527

REPURCHASE AGREEMENT — 3.5%
UBS Securities LLC
Joint Repurchase Agreement (1) (amortized cost $58,569,00)	58,569,000	58,569,000

TOTAL INVESTMENTS
(amortized cost $1,672,364,527)#	101.0%	1,672,364,527
Liabilities in excess of other assets	(1.0)	(16,107,936)

NET ASSETS	100.0%	$1,656,256,591

*	Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normal to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $987,224,894, representing 59.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	At September 30, 2006, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security — the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

(1)	See Note 2 for details of the Joint Repurchase Agreement

LOC  – Letters of Credit

Portfolio breakdown as a percentage of net assets by industry

Asset Backed/Receivables	20.4%	Investment Bank/Brokerage	4.1%
Foreign Banks	16.9%	Diversified Financial Services	3.6%
Finance	13.0%	Repurchase Agreement	3.5%
Asset Backed/Multi-Asset	11.4%	Commercial bank	2.9%
Asset Backed/Securities	10.2%	Sovereign Agency	2.8%
Regional Banks	9.3%	Asset Backed/Finance	2.3%
		Municipalities	0.6%

			101.0%

See Notes to Portfolio of Investments

Sunamerica Municipal Money Market Fund

PORTFOLIO OF INVESTMENTS - September 30, 2006 (unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 99.2%
Alabama — 2.4%
Stevenson, Alabama Industrial Development Board Environmental Improvement (LOC-J.P. Morgan Chase)
3.85% due on 10/04/06+	$3,000,000	$3,000,000

Alaska — 0.8%
Anchorage, Alaska Tax Anticipation Notes
4.50% due 12/28/06	1,000,000	1,002,675

Arizona — 0.8%
Arizona Health Facility Authority (LOC-Wells Fargo Bank N.A.)
4.07% due on 10/04/06+	2,200,000	2,200,000
Maricopa County, Arizona Industrial Development Authority, Series A (LOC-Wells Fargo Bank N.A.)
3.84% due on 10/05/06+	1,510,000	1,510,000
Maricopa County, Arizona Industrial Development Authority (LOC-Harris Trust & Savings Bank)
3.80% due on 10/05/06+	850,000	850,000
Mesa Industrial Development Authority
3.71% due 10/04/06+	2,300,000	2,300,000

		6,860,000

Colorado — 5.4%
Colorado Springs, Colorado National Strength and Conditioning Assoc. (LOC-Wells Fargo Bank N.A.)
3.84% due 10/05/06+	1,380,000	1,380,000
Durango, Colorado Community Health & Human Services (LOC-Wells Fargo Bank N.A.)
3.84% due 10/05/06+	750,000	750,000

		2,130,000

Florida — 4.2%
Dade County Florida Water & Sewer Systems Revenue
3.73% due 10/04/06+	5,300,000	5,300,000

Georgia — 2.7%
Dahlonega Downtown Development Authority (LOC-Wachovia Bank)
3.73% due 10/05/06+	1,800,000	1,800,000
Fulton County, Georgia Development Authority (LOC-Wachovia Bank N.A.)
3.75% due 10/05/06+	1,700,000	1,700,000

		3,500,000

Illinois — 5.5%
Chicago, Illinois O’Hare International Airport, Series B (LOC-Societe Generale)
3.69% due 10/04/06+	1,000,000	1,000,000
Chicago, Illinois O’Hare International Airport, Series B (LOC-Societe Generale)
3.83% due 10/04/06+	845,000	845,000
Chicago, Illinois Waterworks (LOC-Bank One N.A.)
3.78% due 10/04/06+	500,000	500,000
Illinois Health Facilities Authority, Series B
3.78% due 10/05/06+	2,800,000	2,800,000
Warren County, Illinois Community Medical Center (LOC-Wells Fargo Bank N.A.)
3.84% due 10/05/06+	1,805,000	1,805,000

		6,950,000

Indiana — 3.7%
Indiana Health Facility Financing Authority, Series I
3.76% due 10/04/06+	3,575,000	3,575,000
Marion, Indiana Economic Development (LOC-Bank of America N.A.)
3.74% due 10/04/06+	1,105,000	1,105,000

		4,680,000

Iowa — 1.1%
Iowa Finance Authority, Series F (LOC-Wells Fargo Bank N.A.)
3.80% due 10/05/06+	1,100,000	1,100,000
Iowa Higher Education Loan Authority (LOC-Wells Fargo Bank N.A.)
3.84% due 10/05/06+	100,000	100,000
Storm Lake, Iowa Higher Education Facilities
3.89% due 10/05/06+	185,000	185,000

		1,385,000

Kansas — 1.4%
Shawnee, Kansas Industrial Revenue (LOC-J.P. Morgan Chase)
3.75% due 10/02/06+	1,725,000	1,725,000

Kentucky — 5.5%
Breckinridge County, Kentucky Lease Program (LOC-U.S. Bank N.A.)
3.75% due 10/04/06+	1,270,000	1,270,000
Breckinridge County, Kentucky Lease Program, Series A (LOC-U.S. Bank N.A.)
3.75% due 10/04/06+	4,030,000	4,030,000

		7,025,000

Louisiana — 2.7%
East Baton Rouge, Louisiana Pollution Control Revenue
3.75% due 10/02/06+	3,400,000	3,400,000

Michigan — 6.1%
Detroit, Michigan Sewer Disposal System, Series C-1
3.75% due 10/05/06+	1,175,000	1,175,000
Holt, Michigan Public Schools
3.73% due 10/05/06+	4,000,000	4,000,000
Michigan Municipal Bond Authority, Series B-1 (LOC-Bank of Nova Scotia)
4.50% due 08/20/07	2,500,000	2,517,438
Michigan State Strategic Fund Ltd. Obligation (LOC-Fifth Third Bank)
3.77% due 10/04/06+	145,000	145,000

		7,837,438

Missouri — 5.3%
Missouri Higher Education Student Loan Authority, Series B
3.78% due 10/04/06+	1,800,000	1,800,000
Missouri Higher Education Student Loan Authority, Series C
3.78% due 10/05/06+	2,000,000	2,000,000
Missouri State Health & Educational Health Facilities Revenue
3.85% due 10/02/06+	2,900,000	2,900,000

		6,700,000

New Mexico — 2.9%
Albuquerque, New Mexico Educational Facilities
4.01% due 10/04/06+	3,700,000	3,700,000

New York — 11.5%
New York City Metropolitan Transit Authority, Series G-2
3.66% due 10/05/06	400,000	400,000
New York City Metropolitan Transit Authority, Series G (LOC-BNP Paribas)
3.79% due 10/02/06	5,000,000	5,000,000
New York, New York Series E-3 (LOC-Bank of America N.A.)
3.72% due10/05/06+	4,000,000	4,000,000
New York City Municipal Water Finance Authority
3.76% due 10/02/06+	5,300,000	5,300,000

		14,700,000

North Carolina — 15.1%
Charlotte, North Carolina Hospital Authority, Series C
3.70% due 10/05/06+	1,660,000	1,660,000
Charlotte, North Carolina Certificates of Participation, Series B
3.74% due 10/05/06+	3,000,000	3,000,000
Charlotte, North Carolina Certificates of Participation, Series F
3.74% due 10/05/06+	1,240,000	1,240,000
Durham, North Carolina Public Improvement
3.75% due 10/05/06+	300,000	300,018
Guilford County, North Carolina, Series B
3.74% due 10/05/06+	4,200,000	4,200,000
Mecklenburg County, North Carolina Certificates of Particaption
3.74% due 10/05/06+	200,000	200,000
North Carolina Medical Care Community Hospital Revenue
3.72% due 10/05/06+	4,075,000	4,075,000
North Carolina State, Series D
3.70% due 10/04/06+	2,200,000	2,200,000
North Carolina State Water & Sewer (LOC-Bank of America N.A.)
3.75% due 10/04/06+	985,000	985,000
Winston Salem, North Carolina Certificate Participation
3.73% due 10/05/06+	800,000	800,000
Winston Salem, North Carolina Water & Sewer System, Series C
3.73% due 10/05/06+	595,000	595,000

		19,255,018

North Dakota — 2.2%
North Dakota State Housing Finance Agency, Series A
3.81% due 10/04/06+	2,835,000	2,835,000

Ohio — 4.8%
Cleveland, Ohio Airport System, Series D (LOC-WESTLB AG)
3.80% due 10/04/06+	2,745,000	2,745,000
Cleveland, Ohio Waterworks Revenue, Series L
3.72% due 10/05/06+	100,000	100,000
Franklin County, Ohio Hospital, Series B (LOC-Citibank N.A.)
3.73% due 10/05/06+	3,240,000	3,240,000

		6,085,000

Pennsylvania — 3.2%
Delaware Valley, Pennsylvania Regional Financial Authority, Series A (LOC-National Australia Bank)
3.75% due 10/04/06+	300,000	300,000
Delaware Valley, Pennsylvania Regional Financial Authority, Series C (LOC-National Australia Bank)
3.75% due 10/04/06+	1,700,000	1,700,000
Pennsylvania State Turnpike Commission, Series U
3.68% due 10/05/06+	900,000	900,000
Pennsylvania State Turnpike Commission, Series A-1
3.78% due 10/04/06+	1,000,000	1,000,000
Philadelphia, Pennsylvania Authority for Industrial Development (LOC-GE Capital Corp.)
3.75% due 10/04/06+	200,000	200,000

		4,100,000

South Carolina — 0.9%
Piedmont Municipal Power Agency, Series B-1
3.73% due 10/04/06+	600,000	600,000
Piedmont Municipal Power Agency, Series B-6
3.73% due 10/04/06+	600,000	600,000

		1,200,000

Tennessee — 1.1%
Clarksville, Tennessee Public Building Authority (LOC-Bank of America)
3.85% due 10/02/06	200,000	200,000
Metropolitan Government Nashville & Davidson County Tennessee
5.25% due 10/15/06	1,225,000	1,225,694

		1,425,694

Texas — 2.6%
Brownsville, Texas Utility System, Series A
3.73% due 10/04/06+	800,000	800,000
Texas State Tax & Revenue Anticipation Notes
4.50% due 08/31/07	2,500,000	2,520,915

		3,320,915

Washington — 4.3%
King County, Washington
4.50% due 11/01/06	4,000,000	4,003,004
Port Seattle, Washington Industrial Development Corp. (LOC-Citibank N.A.)
3.81% due 10/04/06+	1,500,000	1,500,000

		5,503,004

Wisconsin — 1.6%
Wisconsin State Health & Educational Facilities Authority (LOC-Citibank N.A.)
3.74% due 10/05/06+	2,000,000	2,000,000

Wyoming — 2.0%
Wyomong Community Development Authority
3.72% due 10/05/06+	2,600,000	2,600,000

Registered Investment Companies — 0.0%
SSGA Tax Free Money Market
	14,741	14,741

TOTAL SHORT-TERM INVESTMENT SECURITIES
(amortized cost $126,509,485)*	99.2%	126,509,485
Liabilities in excess of other assets	0.8	971,705

NET ASSETS	100.0%	127,481,191

*	At September 30, 2006, the cost of securities for federal income tax purposes was the same for book purposes.

+	Variable rate security – the rate reflected is as of September 30, 2006; maturity date reflects next reset date.

LOC	— Letter of Credit

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – September 30, 2006 – (unaudited)

Note 1. Security Valuation

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

Note 2. Repurchase Agreements

As of September 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
Money Market Fund	29.28%	$58,569,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 30, 2006, bearing interest at a rate of 5.00% per annum, with a principal amount of $200,000,000 a repurchase price of $200,083,333, and a maturity date of October 2, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$161,580,000	$164,812,500
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	38,420,000	39,188,673

Note 3. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc., (the “Distributor”), and AIG Global Investment Corp., the subadviser to the SunAmerica Municipal Money Market Fund (the “Subadviser), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser or principal underwriter of the Funds. The Adviser, Subadviser and Distributer expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the Funds’ Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: November 28, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: November 28, 2006